Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	GLOBAL REAL ESTATE INVESTMENTS FUND
Central Index Key	dei_EntityCentralIndexKey	0001467489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2011
Global Real Estate Investments Fund (Prospectus Summary) | Global Real Estate Investments Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAREX